Financial Instruments (Narrative) (Details)	12 Months Ended
	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		$ 46,447
Write down of assets	$ 297,883	223,919
Operating line of credit		$ 8,000,000
Closing foreign exchange rate		0.7049
Market risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		0.7049	0.74895
Percentage of change in exchange rate	10.00%	10.00%
Comprehensive loss due to change in exchange rate		$ 592,000